Average Annual Total Returns (Vanguard Target Retirement 2025 Fund Retail)	Vanguard Target Retirement 2025 Fund Vanguard Target Retirement 2025 Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard Target Retirement 2025 Fund Vanguard Target Retirement 2025 Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Target Retirement 2025 Fund Vanguard Target Retirement 2025 Fund - Investor Shares 10/1/2013 - 9/30/2014	Barclays U.S. Aggregate Bond Index Vanguard Target Retirement 2025 Fund Vanguard Target Retirement 2025 Fund - Investor Shares 10/1/2013 - 9/30/2014	MSCI US Broad Market Index Vanguard Target Retirement 2025 Fund Vanguard Target Retirement 2025 Fund - Investor Shares 10/1/2013 - 9/30/2014	Target 2025 Composite Index Vanguard Target Retirement 2025 Fund Vanguard Target Retirement 2025 Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.17%	6.48%	4.34%	5.97%	12.66%	7.45%
Five Years	10.22%	9.61%	7.98%	4.45%	15.75%	10.49%
Ten Years	6.20%	5.60%	4.82%	4.71%	8.15%	6.33%